SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTAL INFORMATION [Abstract]
SEGMENTAL INFORMATION
6. SEGMENTAL INFORMATION

The Partnership has not presented segmental information as it considers it operates in one reportable segment, the LNG market. During 2011, 2010 and 2009, the Partnership's fleet operated under time charters and in particular with four charterers, Petrobras, Dubai Supply Authority (“DUSUP”), Pertamina and BG Group plc. Petrobras is a Brazilian energy company. DUSUP is a government entity which is the sole supplier of natural gas to the Emirate.  Pertamina is the state-owned oil and gas company of Indonesia and BG Group plc is headquartered in the United Kingdom. In time charters, the charterer, not the Partnership, controls the choice of which routes the Partnership's vessel will serve. These routes can be worldwide. Accordingly, the Partnership's management, including the chief operating decision maker, does not evaluate the Partnership's performance either according to customer or geographical region.

In the years ended December 2011, 2010 and 2009, revenues from the following customers accounted for over 10% of the Partnership's consolidated and combined revenues:

(in thousands of $)	2011		2010		2009
Petrobras	93,741	46%	90,651	50%	57,622	46%
DUSUP	47,054	23%	29,894	16%	-	-
Pertamina	37,829	19%	36,944	20%	37,570	30%
BG Group plc	25,101	12%	25,051	14%	31,442	24%